Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 3,172	$ 3,012
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(1)	(24)
Provision for credit losses recognized in income	(1)	15
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(29)	(28)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(31)	(37)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	35	(2,006)
Net foreign currency translation gains (losses) from hedging activities	(66)	658
Reclassification of losses (gains) on foreign currency translation to income	2
Reclassification of losses (gains) on net investment hedging activities to income	2
Foreign currency translation adjustments	(27)	(1,348)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(316)	424
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(74)	(153)
Net change in cash flow hedges	(390)	271
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	(394)	49
Net fair value change due to credit risk on financial liabilities designated as at fair value through profit or loss	163	(18)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	7	(2)
Total items that will not be reclassified subsequently to income	(224)	29
Total other comprehensive income (loss), net of taxes	(672)	(1,085)
Total comprehensive income (loss)	2,500	1,927
Total comprehensive income attributable to:
Shareholders	2,497	1,919
Non-controlling interests	3	8
Total comprehensive income (loss)	2,500	1,927
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(4)	42
Provision for credit losses recognized in income		(4)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(17)	(15)
Unrealized foreign currency translation gains (losses)	1	(5)
Net foreign currency translation gains (losses) from hedging activities	(24)	219
Reclassification of losses (gains) on net investment hedging activities to income	1
Net gains (losses) on derivatives designated as cash flow hedges	(113)	183
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(27)	(86)
Remeasurements of employee benefit plans	(125)	20
Net fair value change due to credit risk on financial liabilities designated as at fair value through profit or loss	59	(7)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(1)	(1)
Total income tax expenses (recoveries)	$ (250)	$ 346